Schedule of Provision for Income Tax (Details) (USD $)	11 Months Ended	12 Months Ended
	Dec. 01, 2011	Dec. 31, 2013	Dec. 31, 2012
Computed expected (benefit) income taxes	$ (768,000)	$ (675,000)	$ (782,000)
Increase in valuation allowance	768,000	675,000	782,000
Income Tax Expense	$ 0	$ 0	$ 0